Hedging Derivative Financial Instruments	12 Months Ended
Dec. 31, 2017
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Hedging Derivative Financial Instruments
11.	HEDGING DERIVATIVE FINANCIAL INSTRUMENTS

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets - current
Fair value hedges
Interest rate futures contracts	$5.6	$27.0
Cash flow hedges
Forward exchange contracts	—	7.4

	$5.6	$34.4

Financial liabilities- current
Cash flow hedges
Forward exchange contracts	$—	$15.6

The Company entered into interest rate futures contracts, which are used to hedge against the price risk caused by changes in interest rates in the Company’s investments in fixed income securities.

The outstanding interest rate futures contracts consisted of the following:

Maturity Period	Contract Amount (US$ in Millions)
December 31, 2016
March 2017	US$	53.6

December 31, 2017
March 2018	US$	169.4

The Company entered into forward exchange contracts to partially hedge foreign exchange rate risks associated with certain highly probable forecast transactions, such as capital expenditures. These contracts have maturities of 12 months or less.

Outstanding forward exchange contracts consisted of the following:

Contract Amount
	Maturity Date	(In Millions)
December 31, 2017
Sell NT$/Buy EUR	February 2018 to May 2018	NT$2,649.1/EUR75.0